FORM 13F INFORMATION TABLE


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              08/14/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        667,494

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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

NAME OF                       TITLE                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER
ISSUER                       OF CLASS             CUSIP  (X $1000)   PRN AMT    PRN CALL DISCRETION MANAGERS     SOLE    SHARED NONE

ASCENDIA BRANDS INC           COM               043509108    1,672   1,122,482   SH         SOLE              1,122,482

BLOCKBUSTER INC               CL A              093679108   51,101  11,856,350   SH         SOLE             11,856,350

BLOCKBUSTER INC               CL B              093679207   15,943   4,077,410   SH         SOLE              4,077,410

BLUEFLY INC                   COM               096227103   29,779  30,386,297   SH         SOLE             30,386,297

BUCA INC                      COM               117769109    6,033   1,723,612   SH         SOLE              1,723,612

CADBURY SCHWEPPES PLC         ADR               127209302   23,078     425,000   SH         SOLE                425,000

CALLAWAY GOLF CO              COM               131193104   33,518   1,882,000   SH         SOLE              1,882,000

CHEMTURA CORP                 COM               163893100    2,778     250,000   SH         SOLE                250,000

COCA COLA CO                  COM               191216100   15,012     286,990   SH         SOLE                286,990

EQUITY MEDIA HLDGS CORP       COM               294725106      650     150,200   SH         SOLE                150,200

EQUITY MEDIA HLDGS CORP       *W EXP 08/26/200  294725114      171     300,000   SH         SOLE                300,000

EQUITY MEDIA HLDGS CORP       UNIT 08/26/2009   294725205    8,918   1,667,000   SH         SOLE              1,667,000

FREEDOM ACQUISITION HLDGS IN  COM               35645F103   15,829   1,437,680   SH         SOLE              1,437,680

FREEDOM ACQUISITION HLDGS IN  UNIT 12/28/2011   35645F202   17,100   1,200,000   SH         SOLE              1,200,000

FREEDOM ACQUISITION HLDGS IN  *W EXP 12/28/201  35645F111    2,837     873,000   SH         SOLE                873,000

GAIAM INC                     CL A              36268Q103   78,286   4,282,658   SH         SOLE              4,282,658

G-III APPAREL GROUP LTD       COM               36237H101   17,711   1,121,667   SH         SOLE              1,121,667

HEELYS INC                    COM               42279M107   10,683     413,100   SH         SOLE                413,100

HOT TOPIC INC                 COM               441339108   19,672   1,809,792   SH         SOLE              1,809,792

INFORMATION SERVICES GROUP I  UNIT 01/31/2011   45675Y203   22,083   2,550,000   SH         SOLE              2,550,000

JAMBA INC                     COM               47203A101      712      77,925   SH         SOLE                 77,925

KRAFT FOODS INC               CL A              50075N104   54,845   1,555,873   SH         SOLE              1,555,873

LAKES ENTMT INC               COM               51206P109   13,552   1,147,500   SH         SOLE              1,147,500

MULTIMEDIA GAMES INC          COM               625453105   31,687   2,483,303   SH         SOLE              2,483,303

QUIKSILVER INC                COM               74838C106   16,619   1,176,150   SH         SOLE              1,176,150

RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011   75966C206   10,272   1,540,000   SH         SOLE              1,540,000

REVLON                        CL A              761525500   13,700  10,000,000   SH         SOLE             10,000,000

RUSS BERRIE & CO INC          COM               782233100   81,967   4,399,733   SH         SOLE              4,399,733

SPECTRUM BRANDS INC           COM               84762L105   21,292   3,145,012   SH         SOLE              3,145,012

SUMMER INFANT INC             COM               865646103    6,513   1,250,000   SH         SOLE              1,250,000

VICTORY ACQUISITION CORP      UNIT 99/99/9999   92644D209    5,550     500,000   SH         SOLE                500,000

WAL MART STORES INC           COM               931142103   24,055     500,000   SH         SOLE                500,000

WET SEAL INC                  CL A              961840105   13,876   2,308,809   SH         SOLE              2,308,809

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